PROPERTY, PLANT AND EQUIPMENT	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT

NOTE 4 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

	June 30, 2021	December 31, 2020
Furniture and Fixtures	$69,260	$57,879
Computers and Software	22,752	16,638
Machinery & Equipment	89,567	79,951
Vehicles	67,200	68,135
Less: Accumulated Depreciation	(75,163)	(54,731)
Property, plant and equipment, net	$173,616	$167,872

Depreciation for the three months ended June 30, 2021 and 2020, was approximately $10,596 and $7,856 respectively, and for the six months ended June 30, 2021 and 2020, was approximately $20,503 and $15,529, respectively, and is included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

NOTE 3 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

	December 31, 2020	December 31, 2019
Furniture and Fixtures	$57,879	$52,450
Computers and Software	16,638	14,225
Machinery & Equipment	79,951	50,187
Vehicles	68,135	46,200
Less: Accumulated Depreciation	(54,731)	(20,656)
Property, plant and equipment, net	$167,872	$142,406

Depreciation for the years ended December 31, 2020 and 2019, was approximately $34,075 and $56,937 respectively, and is included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

S And S Beverage [Member]
PROPERTY, PLANT AND EQUIPMENT

NOTE 3 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

	January 31, 2021	December 31, 2020
Start-up Cost	$11	$11
Website Costs	14,500	14,500
Less: Accumulated Depreciation	(2,311)	(2,311)
Property, plant and equipment, net	$12,200	$12,200

Amortization expense for the one month ended January 31, 2021 and 2020 was $0, respectively.

NOTE 3 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

	December 31, 2020	December 31, 2019
Start-up Cost	$11	$11
Website Costs	14,500	29,000
Less: Accumulated Depreciation	(2,311)	(15,843)
Property, plant and equipment, net	$12,200	$13,168

Amortization expense for the year ended December 31, 2020 was $968. For the year ended December 31, 2019, was $968, and is included in in selling, general and administrative expenses in the accompanying statements of income.